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                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-9951
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                       Morgan Stanley New Discoveries Fund
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               (Exact name of registrant as specified in charter)

  1221 Avenue of the Americas, New York, New York                10020
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   (Address of principal executive offices)                    (Zip code)

                                 Barry Fink Esq.

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
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Date of fiscal year end:  8/31
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Date of reporting period:  6/30/04
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ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

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     (b)  The exchange ticker symbol of the portfolio security;

     (c)  The Council on Uniform Securities Identification Procedures ("CUSIP")
          number for the portfolio security;

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     (d)  The shareholder meeting date;

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     (e)  A brief identification of the matter voted on;

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     (f)  Whether the matter was proposed by the issuer or by a security holder;

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     (g)  Whether the registrant cast its vote on the matter;

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     (h)  How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);and

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     (i)  Whether the registrant cast its vote for or against management.

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The Registrant held no securities during the period July 1, 2003 through June
30, 2004 which required proxy votes and therefore there are no voting records to report.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Morgan Stanley New Discoveries Fund
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By  (Signature and Title)*
                                         /s/ Ronald E. Robison

                                       Principal Executive Officer
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Date  August 27, 2004
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*Print the name and title of each signing officer under his or her signature.